Liability in Respect of Government Grants (Details Textual) $ in Thousands	72 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Total approved budget for development project	$ 4,450
Royalties	3.00%
Payment of accrued less royalties	$ 1,547
Top of range [member]
Statement Line Items [Line Items]
Percentage of financing from the government	50.00%
Discount rate	30.00%
Bottom of Range [Member]
Statement Line Items [Line Items]
Percentage of financing from the government	30.00%
Discount rate	19.00%